Data from FCR's Financial Statemets (Details 1) ₪ / shares in Units, $ / shares in Units, $ / shares in Units, ₪ in Millions, $ in Millions, $ in Millions		2 Months Ended	9 Months Ended	12 Months Ended
		Mar. 01, 2017 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 ILS (₪) ₪ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CAD ($) $ / shares	Dec. 31, 2016 ILS (₪) ₪ / shares		Dec. 31, 2016 CAD ($) $ / shares	Dec. 31, 2015 ILS (₪) ₪ / shares
Condensed Financial Information [Line Items]
Property rental revenue				₪ 2,831	$ 817		₪ 2,841	[1]		₪ 2,808	[1]
Property operating costs				865	249		870	[1]		866	[1]
Net operating income				1,966	568		1,971	[1]		1,942	[1]
Other income and expenses
Corporate expenses | ₪				85			193			139
Income before income taxes				1,203	347		817	[1]		112	[1]
Deferred income taxes | ₪	[2]			(512)			101			(430)
Net income				1,249	360		3,180	[1],[3]		2,306	[1]
Net income attributable to:
Common shareholders				493	142		787	[1]		620	[1]
Non-controlling interest				756	218		2,393	[1]		1,686	[1]
Profit (loss)				₪ 1,249	$ 360		₪ 3,180	[1],[3]		₪ 2,306	[1]
Net income per share attributable to common shareholders:
Basic | (per share)				₪ 2.52	$ 0.73		₪ 4.03	[1]		₪ 3.47	[1]
Diluted | (per share)				₪ 2.49	$ 0.72		₪ 3.96	[1]		₪ 3.45	[1]
FCR [Member]
Condensed Financial Information [Line Items]
Property rental revenue		₪ 494	₪ 1,433			$ 694,459	₪ 1,960		$ 676,284	₪ 2,001
Property operating costs		(192)				256,949	(737)		254,287	(747)
Net operating income		₪ 302				437,510	₪ 1,223		421,997	₪ 1,254
Other income and expenses
Interest and other income						28,401			19,641
Interest expense						(157,411)			(158,687)
Corporate expenses						(36,442)			(34,910)
Abandoned transaction costs						(151)			(321)
Amortization expense						(1,963)			(1,287)
Share of profit from joint ventures						42,860			12,437
Other gain (losses) and (expenses)						(1,906)			(586)
Increase (decrease) in value of investment properties, net						458,363			218,078
Other income and expenses, net						331,751			54,365
Income before income taxes						769,261			476,362
Deferred income taxes						125,101			90,570
Net income			1,244	₪ 1,016		644,160			385,792
Net income attributable to:
Common shareholders						633,089			382,714
Non-controlling interest						11,071			3,078
Profit (loss)			₪ 1,244	₪ 1,016		$ 644,160			$ 385,792
Net income per share attributable to common shareholders:
Basic | $ / shares						$ 2.59			$ 1.62
Diluted | $ / shares						$ 2.55			$ 1.59

[1]	Reclassified, refer to note 2ff.
[2]	As a result of the reduced tax rate, subsidiaries of the Company recognized tax income of NIS 421 million.
[3]	Reclassified, refer to Note 2dd.